Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Certain Relationships and Related Transactions

NOTE 18 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries. U.S. Cellular and its subsidiaries incurred legal costs from Sidley Austin LLP of $10.7 million in 2012, $9.2 million in 2011 and $9.8 million in 2010.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related-party transactions as such term is defined by the rules of the New York Stock Exchange.